Leases - Schedule of Lease Expense for Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 236	$ 173
Variable lease expense	$ 187	$ 201